As filed with the Securities and Exchange Commission on January 6, 2006

Securities Act File No. 333-121797

Investment Company Act File No. 811- 09439

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

(CHECK APPROPRIATE BOX OR BOXES)

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

(973) 367-7521

(AREA CODE AND TELEPHONE NUMBER)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

Deborah A. Docs, Esq.

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(NAME AND ADDRESS OF AGENT FOR SERVICE)

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-121797) filed on May 6, 2005.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.

PART C

OTHER INFORMATION

Item 15. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (1)(c) to this Registration Statement) and Article XI of the Trust’s By-Laws (Exhibit (2) to the Registration Statement), officers, trustees, employees and agents of Registrant will not be liable to Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions.  Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Trust.  As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (7)(A) to this Registration Statement), the Distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 8 of the Management Agreement (Exhibit (6)(A) to the Registration Statement) and Section 4 of the Subadvisory Agreements (Exhibits (6)(B) through (6)(M) to the Registration Statement) limit the liability of PI and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 16. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as otherwise noted below:

(1)                                  Copies of the charter of the Registrant as now in effect:

(A)          Certificate of Trust.(1)

(B)           Certificate of Amendment to the Certificate of Trust dated September 4, 2001.(4)

(C)           Agreement and Declaration of Trust.(1)

(D)          Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated as of May 8, 2002, and filed May 14, 2002.(4)

(2)                                  Copies of the existing by-laws or corresponding instruments of the Registrant:

Amended and Restated Bylaws of the Trust, dated November 16, 2004.(6)

(3)                                  Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant:

Not Applicable

(4)                                  Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

(A)                              The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

(5)                                  Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

(A)                              In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, defining the rights of the Trust’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.(5)

(6)                                  Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

(A)  Management Agreement between Registrant and Prudential Investments Fund Management LLC (PI).(2)

(B)   Subadvisory Agreement between PI and J. P. Morgan Investment Management Inc.(2)

(C)   Subadvisory Agreement between PI and Westcap Investors, LLC. dated July 24, 2003.(5)

(D)  Subdvisory Agreement between PI and Columbus Circle Investors.(2)

(E)   Subadvisory Agreement between PI and Pacific Investment Management Company.(2)

(F)   Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) dated October 22. 2001.(4)

(G)   Subadvisory Agreement between PI and Robert Fleming Inc. (d/b/a J.P. Morgan Investment Management Inc.).(2)

(H)  Subadvisory Agreement between PI and EARNEST Partners, LLC (“EARNEST”) dated December 13, 2001.(4)

(I)    Subadvisory Agreement between PI and Oak Associates, Ltd.(2)

(J)    Subadvisory Agreement between PI and RS Investments.(6)

(K)  Subadvisory Agreement between PI and NFJ Investment Group, L.P.(6)

(L)   Form of Subadvisory Agreement between PI and Lee Munder Capital Group L.P.(6)

(M) Form of Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc.(6)

(7)                                  Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

(A)  Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS).(2)

(B)   Selected Dealer Agreement.(3)

(8)                                  Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

Not applicable.

(9)                                  Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration:

(A)                              Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002.(7)

(10)                            Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan:

(A)                              12b-1 Fee Waivers and Expense Limitations for Class A Shares, Class B Shares and Class C Shares.(4)

(B)                                Distribution and Service Plan for Class L Shares.(6)

(C)                                Distribution and Service Plan for Class M Shares.(6)

(D)                               Distribution and Service Plan for Class X Shares.(6)

(E)                                 Rule 18f-3 Plan.(6)

(11)                            An opinion and consent of Morris Nichols, Arsht & Tunnell as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable.(9)

(12)                            An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

(A)                              Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.(10)

(13)                            Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

(A)                              Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC.(2)

(B)                                Amendment to Transfer Agency and Service Agreement dated September 4, 2002.(5)

(14)                            Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

(A)                              Consent of KPMG LLP, independent registered public accounting firm, for the Registrant.(9)

(B)                                Consent of KPMG LLP, independent registered public accounting firm, for Strategic Partners Mutual Funds, Inc.(9)

(15)                            All financial statements omitted pursuant to Items 14(a)(1):

Not Applicable

(16)                            Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A)                                    Powers of Attorney dated March 2, 2005.(8)

(B)                                      Power of Attorney dated March 2, 2005.(8)

(17)                            Any additional exhibits which the registrant may wish to file.

(A)          Proxy card.(9)

(B)           Form of proxy solicitation material being sent to shareholders.(9)

(1)                    Incorporated by reference to the Registration Statement on Form N-1A filed on July 9, 1999 (File No. 333-82621)

(2)                    Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 31, 2000 (File No.333-82621).

(3)                    Incorporated by reference to Post-Effective Amendment No. l to the Registration Statement on Form N-1A filed on August 1, 2000. (File No. 333-82621).

(4)                    Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.

(5)                    Incorporated by reference to the identically numbered exhibit to Registrant’s Post-Effective Amendment No. 9 filed on Form N-1A on October 2, 2003.

(6)                    Incorporated by reference to Exhibit (a)(3) and Exhibit (b) of the Registration Statement on Form N-1A filed on September 23, 2004 (Form No. 333-82621).

(7)                    Incorporated by reference to the Registration Statement on Form N-1A filed on November 22, 2004 (File No. 333-82621).

(8)                    Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on April 1, 2005 (File No. 333-121795).

(9)                    Incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on May 6, 2005 (File No. 333-121795).

(10)              Filed herewith.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant undertakes to file, by post-effective amendment, an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 6th day of January, 2006.

Strategic Partners Style Specific Funds
(Registrant)

By:	/s/Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Judy A. Rice*	Director and President (Principal
Judy A. Rice	Executive Officer)

/s/Grace Torres*	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

/s/ Linda W. Bynoe*	Director
Linda W. Bynoe

/s/David E.A. Carson*	Director
David E.A. Carson

/s/Robert E. La Blanc*	Director
Robert E. La Blanc

/s/Douglas H. McCorkindale*	Director
Douglas H. McCorkindale

/s/Richard A. Redeker*	Director
Richard A. Redeker

/s/Robin B. Smith*	Director
Robin B. Smith

/s/Stephen G. Stoneburn*	Director
Stephen G. Stoneburn

/s/Clay T. Whitehead*	Director
Clay T. Whitehead

/s/Robert F. Gunia*	Director
Robert F. Gunia

*By:	/s/Claudia DiGiacomo	January 6, 2006
Claudia DiGiacomo

EXHIBIT INDEX

Description

12 - Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.